EXHIBIT 99.43

ib exception report

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Verus Loan Number	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
xxxxxx	xxxxxx	787037	xxxxxx	xxxxxx	Compliance	HPML Loan	xxxxxx	1	The loan's (6.192%) APR equals or exceeds the Federal HPML threshold of (5.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (3.76%).(12 CFR 1026.35(a)(1)(i))

									This is a xxxxxx Higher-Priced Mortgage Loan (HPML). The loan's APR of (6.192%) equals or exceeds the California HPML threshold of (5.26%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (3.76%).(Cal. Fin. Code 4995(a); 12 CFR 1026.35(a)(1)(i))	03/30/2022	Low DTI - 16.08% DTI is 38.92% lower than 55% maximum. ; Verified credit history - Mid FICO score of 679 exceeds the minimum required of 660 by 19 points.; Verified reserves - 11.22 months verified reserves exceed the required 6 months		Initially reported for informational purposes. HPML Appraisal requirements met with appraisal addendum provided.	C	A	C	A	B	A	C	A	C	A
xxxxxx	xxxxxx	787037	xxxxxx	xxxxxx	Credit	Missing Loan Approval Date	xxxxxx	1	Missing Underwriter Loan Approval.	03/22/2022	Low DTI - 16.08% DTI is 38.92% lower than 55% maximum. ; Verified credit history - Mid FICO score of 679 exceeds the minimum required of 660 by 19 points.; Verified reserves - 11.22 months verified reserves exceed the required 6 months	03/18/22 UW statement regarding W2(s) received. ** Finding remains, Missing lenders Loan Approval.	03/22/22 Loan approval received.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787037	xxxxxx	xxxxxx	Credit	Missing Required Fraud Tool	xxxxxx	1	Missing required fraud report.	03/25/2022	Low DTI - 16.08% DTI is 38.92% lower than 55% maximum. ; Verified credit history - Mid FICO score of 679 exceeds the minimum required of 660 by 19 points.; Verified reserves - 11.22 months verified reserves exceed the required 6 months		03/25/22 Fraud report received.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787037	xxxxxx	xxxxxx	Credit	Asset Documentation is Insufficient	xxxxxx	1	Missing evidence of source of $126,000 large deposit to xxxxxx on xxxxxx on page 186 as required by guidelines on page 29.	03/25/2022	Low DTI - 16.08% DTI is 38.92% lower than 55% maximum. ; Verified credit history - Mid FICO score of 679 exceeds the minimum required of 660 by 19 points.; Verified reserves - 11.22 months verified reserves exceed the required 6 months		03/25/22 Gift letter and copy of gift check received.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787037	xxxxxx	xxxxxx	Credit	Missing borrower immigration or residency status documentation	xxxxxx	1	Missing copy of permanent resident alien card as required by guidelines on page 11.	03/25/2022	Low DTI - 16.08% DTI is 38.92% lower than 55% maximum. ; Verified credit history - Mid FICO score of 679 exceeds the minimum required of 660 by 19 points.; Verified reserves - 11.22 months verified reserves exceed the required 6 months		03/24/22 Copy of permanent resident alien card received.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787037	xxxxxx	xxxxxx	Property	HPML Appraisal Requirements are Not Met	xxxxxx	1	Appraiser did include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA as required for HHPML Loan. (See COMP 0016)	03/23/2022	Low DTI - 16.08% DTI is 38.92% lower than 55% maximum. ; Verified credit history - Mid FICO score of 679 exceeds the minimum required of 660 by 19 points.; Verified reserves - 11.22 months verified reserves exceed the required 6 months	03/18/22 Recd from lender: If this is a Non-QM loan does the HPML threshold still apply? Can this be waived.

												**No finding cannot be waived. Loan is HPLM and must meet the CFBP requirements for HPML loans. Please provide an updated appraisal with required certification that the appraisal was prepared in accordance with Title XI of FIRREA.	03/23/22 Updated appraisal with an addendum stating that the appraisal was prepared in accordance with Title XI of FIRREA received.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787038	xxxxxx	xxxxxx	Credit	Income Documentation is Insufficient	xxxxxx	1	Missing 12 months xxxxxx #xxxxxx business checking account statements for xxxxxx from 01/01/2022 to 02/01/2021. Only 2/01/2022 statement in file with updated balance on page 137. Maximum 45% DTI for First Time Home Buyer on page 11 of guidelines.	04/19/2022	Verified reserves - 66.48 months verified reserves exceed required 6 months.; Low DTI - 33.43% DTI w/a max allowed of 50%.		04/19/2022: Lender provided copies of 12 months business bank statements for xxxxxx #xxxxxx Re-calculated DTI 33.43% falls in line with Lender DTI and meets 45% max for FTHB.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787038	xxxxxx	xxxxxx	Credit	Guideline Exception(s)	xxxxxx	2	Borrower 659 mid FICO does not meet the minimum requirement of 660 for First Time Home Buyers per the xxxxxx Statement guidelines.		Verified reserves - 66.48 months verified reserves exceed required 6 months.; Low DTI - 33.43% DTI w/a max allowed of 50%.	04/18/22 Lender acknowledged 1% FICO exception dated xxxxxx received.	Client: Lender Acknowledged 1 Point FICO Exception.	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787045	xxxxxx	xxxxxx	Credit	Missing Verification of Rental	xxxxxx	1	Missing verification of 12 months housing history.	05/12/2022	Verified credit history - Mid FICO score of 801 exceeds the minimum required of 700 by 101 points. ; Verified reserves - Borrower has 14+ mths of verified reserves w/a minimum requirement of 12.		05/10/22 Lease and print out of Rental payments received.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787045	xxxxxx	xxxxxx	Compliance	Credit Documentation is Insufficient	xxxxxx	1	Missing copy of Right to Copy of Appraisal Disclosure.	05/19/2022	Verified credit history - Mid FICO score of 801 exceeds the minimum required of 700 by 101 points. ; Verified reserves - Borrower has 14+ mths of verified reserves w/a minimum requirement of 12.	05/18/22 Recd from lender: xxxxxx, 8:09:26 am Please see comments on page 3 of the initial LE. it sates We may order an appraisal to determine the property's value and charge you for this appraisal. We will property give you a copy of an appraisal, even if your loan does not close. You can pay for an additional appraisal for your own use at your own cost.

xxxxxx dated xxxxxx provided.

												**Finding remains, missing Right to Copy of Appraisal Disclosure or Appraisal Waiver.	05/18/22 Per lender response a Notice of Right to Copy of Appraisal Disclosure or Appraisal Waiver was not issued. Lender utilizes comments on page 3 of the initial LE. Appraisal Comments sate " We may order an appraisal to determine the property's value and charge you for this appraisal. We will property give you a copy of an appraisal, even if your loan does not close. You can pay for an additional appraisal for your own use at your own cost."	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787045	xxxxxx	xxxxxx	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	xxxxxx	1	Missing evidence of rent loss insurance for subject property for minimum 6 months as per guidelines on page 34, 9.5 Rent Loss Insurance.	06/21/2022	Verified credit history - Mid FICO score of 801 exceeds the minimum required of 700 by 101 points. ; Verified reserves - Borrower has 14+ mths of verified reserves w/a minimum requirement of 12.	05/26/22 HOI Policy for xxxxxx provided.

**Finding remains, Missing evidence of rent loss insurance for subject property xxxxxx.

05/10/22 HOI desk page received.  Policy does not reflect loss of rents coverage.

												**Finding remains pending receipt of updated HOI policy which includes rent loss coverage.	06/21/22 Exception set in error, rent loss only required for DSCR program.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787024	xxxxxx	xxxxxx	Property	HPML Appraisal Requirements are Not Met	xxxxxx	1	Missing executed certificate that appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations.	06/14/2022	Verified credit history - Mid FICO of 775 exceeds the minimum required of 680 by 95 points.; Net tangible benefit - $11,834.51 monthly residual income for family of 2 exceeds the minimum required of $2,500 for family of 2 for HPML loan.; No Payment Shock - Minimal 73.3% payment shock less than maximum 300% allowed for First Time Home Buyer on p7 of xxxxxx.	6/14/2022 - Exception is cleared with the attached updated appraisal. Appraisal states (pg 3), "THE APPRAISAL REPORT WAS PREPARED IN ACCORDANCE WITH FIRREA TITLE XI . I CERTIFY AS THE APPRAISER THAT I HAVE COMPLETED ALL ASPECTS OF THE VALUATION, INCLUDING RECONCILING MY OPINION OF VALUE, FREE FROM ANY INFLUENCE FROM THE CLIENT, CLIENT REPS. BORROWER OR ANY OTHER PARTY TO THE TRANSACTION.CURRENT LISTING PRICE VERSES PREVIOUS CLOSING PRICE". APPR 0044 Exception Cleared;

05/19/22 Appraiser certificate of compliance received.

												** Finding remains, Missing updated appraisal with appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations."	6/14/2022 - Exception is cleared with the attached updated appraisal. Appraisal states (pg 3), "THE APPRAISAL REPORT WAS PREPARED IN ACCORDANCE WITH FIRREA TITLE XI . I CERTIFY AS THE APPRAISER THAT I HAVE COMPLETED ALL ASPECTS OF THE VALUATION, INCLUDING RECONCILING MY OPINION OF VALUE, FREE FROM ANY INFLUENCE FROM THE CLIENT, CLIENT REPS. BORROWER OR ANY OTHER PARTY TO THE TRANSACTION.CURRENT LISTING PRICE VERSES PREVIOUS CLOSING PRICE". APPR 0044 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787024	xxxxxx	xxxxxx	Credit	Missing Loan Approval Date	xxxxxx	1	Missing Underwriting Loan Approval.	06/10/2022	Verified credit history - Mid FICO of 775 exceeds the minimum required of 680 by 95 points.; Net tangible benefit - $11,834.51 monthly residual income for family of 2 exceeds the minimum required of $2,500 for family of 2 for HPML loan.; No Payment Shock - Minimal 73.3% payment shock less than maximum 300% allowed for First Time Home Buyer on p7 of xxxxxx.	05/19/22 DU Submission 1 dated xxxxxx received. **Finding remains, Missing lender loan approval.	06/09/22 Loan approval received.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787024	xxxxxx	xxxxxx	Credit	Hazard Insurance Coverage Amount is Insufficient	xxxxxx	1	Missing the insurer's replacement cost estimate to verify coverage of $xxxxxx is sufficient. Coverage is not sufficient to cover the loan amount of xxxxxx, 80% of the replacement cost new per the appraisal xxxxxx.	06/17/2022	Verified credit history - Mid FICO of 775 exceeds the minimum required of 680 by 95 points.; Net tangible benefit - $11,834.51 monthly residual income for family of 2 exceeds the minimum required of $2,500 for family of 2 for HPML loan.; No Payment Shock - Minimal 73.3% payment shock less than maximum 300% allowed for First Time Home Buyer on p7 of xxxxxx.	6/13/2022 - Recd email correspondence from the insurer referencing an attached policy showing replacement cost coverage of 100% in the description. ** No exception cleared. Missing is a copy of the attachments referenced in the email evidencing 100% replacement cost coverage. HAZ 0004 Exception Remains;	06/16/22 FL Property. By State law insurer is unable to provide RCE.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787024	xxxxxx	xxxxxx	Credit	Asset Documentation is Insufficient	xxxxxx	1	Missing receipt of funds from title for gift funds to closing from xxxxxx in the amount of $10K.	05/23/2022	Verified credit history - Mid FICO of 775 exceeds the minimum required of 680 by 95 points.; Net tangible benefit - $11,834.51 monthly residual income for family of 2 exceeds the minimum required of $2,500 for family of 2 for HPML loan.; No Payment Shock - Minimal 73.3% payment shock less than maximum 300% allowed for First Time Home Buyer on p7 of xxxxxx.		05/19/22 Copy of wire confirmation provided. Confirmation confirms funds originated from account as disclosed on the gift letter.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787078	xxxxxx	xxxxxx	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	xxxxxx	2	In reviewing the lenders xxxxxx report dated xxxxxx (pg 279/1807 ) the variance appears to be due to the lender excluding the Title Wire/Overnight Fee of $75.-- The disclosed finance charge (xxxxxx) is (xxxxxx) below the actual finance charge(xxxxxx). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than xxxxxx below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)

									The disclosed finance charge (xxxxxx) is (xxxxxx) below the actual finance charge(xxxxxx). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)		Verified credit history - Mid FICO score of 752 exceeds the minimum required of 680 by 68 points.; Low DTI - 42.34% DTI is 7.66% lower than 50% maximum.; Verified reserves - 31.44 months verified reserves exceed the required 23 months.	6/13/2022 - Exception is overridden to EV2 with the attached re-disclosed CD, copy of refund check and cover letter, with courier tracking receipt to evidence delivery to borrower was completed within 60 days from consummation. TRID 0088 Exception Overridden to EV2;	Mitigated Risk: 6/13/2022 - Exception is overridden to EV2 with the attached re-disclosed CD, copy of refund check and cover letter, with courier tracking receipt to evidence delivery to borrower was completed within 60 days from consummation. TRID 0088 Exception Overridden to EV2;	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787078	xxxxxx	xxxxxx	Compliance	APN Number and/or Legal Descriptions do not match security instrument	xxxxxx	1	Legal Description verbiage on the Mortgage Schedule A Property Description (pg 1084) does not match the property description on title page (1276/1807). Appraisal Legal reflects Vol: 5131, Pg 75.	06/14/2022	Verified credit history - Mid FICO score of 752 exceeds the minimum required of 680 by 68 points.; Low DTI - 42.34% DTI is 7.66% lower than 50% maximum.; Verified reserves - 31.44 months verified reserves exceed the required 23 months.	06/07/22 Recd from lender: Pls clarify what is being requested. **Legal on Schedule A of mortgage needs to be corrected to match the Legal "Property Description" on title." ** Exception re-reviewed and cleared; Appraisal included Schedule A legal description, which matches to the the Title Commitment and Mortgage. COLL 0002 Exception Cleared;	06/07/22 Recd from lender: Pls clarify what is being requested. **Legal on Schedule A of mortgage needs to be corrected to match the Legal "Property Description" on title." ** Exception re-reviewed and cleared; Appraisal included Schedule A legal description, which matches to the the Title Commitment and Mortgage. COLL 0002 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787078	xxxxxx	xxxxxx	Credit	Missing Verifiable Months of Income Earnings	xxxxxx	1	Missing LOE from B2 required by underwriter (p291, #10) why business bank statements for xxxxxx #xxxxxx have no income related deposits for the following months: xxxxxx. B2 LOE on p 1383 only addresses Covid-19 affecting during early stage in 2020 from March to June during lockdown. Other than that, has not affected business and continuing to remain strong.	06/02/2022	Verified credit history - Mid FICO score of 752 exceeds the minimum required of 680 by 68 points.; Low DTI - 42.34% DTI is 7.66% lower than 50% maximum.; Verified reserves - 31.44 months verified reserves exceed the required 23 months.		05/26/22 LOE received.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787004	xxxxxx	xxxxxx	Property	HPML Appraisal Requirements are Not Met	xxxxxx	1	Missing executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations.	06/23/2022	Net tangible benefit - $4,784.99 residual income for family of 6 exceeds minimum of $3100.; Verified credit history - Mid FICO of 718 exceeds the minimum required 680 by 38 points.; Verified employment history - Verified borrower self-employed since xxxxxx.	6/22/2022 - Exception is cleared with the attached updated appraisal report; appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations required on HPML loans. APPR 0044 Exception Cleared;	6/22/2022 - Exception is cleared with the attached updated appraisal report; appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations required on HPML loans. APPR 0044 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787004	xxxxxx	xxxxxx	Credit	Missing Loan Approval Date	xxxxxx	1	Missing underwriter loan approval.	06/23/2022	Net tangible benefit - $4,784.99 residual income for family of 6 exceeds minimum of $3100.; Verified credit history - Mid FICO of 718 exceeds the minimum required 680 by 38 points.; Verified employment history - Verified borrower self-employed since xxxxxx.		06/17/22 Loan approval received.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787004	xxxxxx	xxxxxx	Credit	Rental income is being used from an expired lease	xxxxxx	1	Missing corrected lease agreement. Lease term on current agreement beginning xxxxxx and ending xxxxxx on p283. Need correction to xxxxxx.	08/17/2022	Net tangible benefit - $4,784.99 residual income for family of 6 exceeds minimum of $3100.; Verified credit history - Mid FICO of 718 exceeds the minimum required 680 by 38 points.; Verified employment history - Verified borrower self-employed since xxxxxx.	6/15/2022 - Exception is cleared with the attached lease agreement, lease term ends xxxxxx. CRED 0120 Exception Cleared;

												6/13/2022 - Attached eDisclosure Agreement does not correspond with the exception. ** No exception cleared. Missing corrected current signed lease agreement; lease term expiration reflects 2022. CRED 0120 Exception Remains;	6/15/2022 - Exception is cleared with the attached lease agreement, lease term ends xxxxxx. CRED 0120 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787004	xxxxxx	xxxxxx	Credit	Credit Score (FICO) exception	xxxxxx	1	Lender Acknowledged Exception for credit score at 90% LTV on p380 for xxxxxx 30 year fixed program. Per matrices for all programs, minimum 680 for owner occupied purchase at 90% maximum LTV. Borrower FICO mid FICO is 718. UTD why exception requested and approved.	07/29/2022	Net tangible benefit - $4,784.99 residual income for family of 6 exceeds minimum of $3100.; Verified credit history - Mid FICO of 718 exceeds the minimum required 680 by 38 points.; Verified employment history - Verified borrower self-employed since xxxxxx.	7/27/2022 - "Reason for exception being requested was the xxxxxx Leasehold, see attached email chain, and per guidelines, property being xxxxxx Leasehold should be acceptable." ** Recd response from investor(xxxxxx), I believe that only applies to when they use a hybrid appraisal." The property section does not explicitly prohibit leaseholds; the hybrid appraisal section does, however, full URAR 1004 appraisal was used for the transaction thus not applicable. CRED 0003 Exception Cleared;

7/22/2022 - Attached email correspondence is insufficient to satisfy the exception. Missing Investor Acknowledgment and Acceptance for xxxxxx Leasehold property. No action needed. Message sent to investor. CRED 0003 Exception Remains;

												6/17/2022 Per lender response: The exception was for the xxxxxx leasehold. ** Missing Investor Acknowledgment and Acceptance for xxxxxx Leasehold property. CRED 0003 Exception Remains;	7/27/2022 - "Reason for exception being requested was the xxxxxx Leasehold, see attached email chain, and per guidelines, property being xxxxxx Leasehold should be acceptable." ** Recd response from investor(xxxxxx), I believe that only applies to when they use a hybrid appraisal." The property section does not explicitly prohibit leaseholds; the hybrid appraisal section does, however, full URAR 1004 appraisal was used for the transaction thus not applicable. CRED 0003 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787004	xxxxxx	xxxxxx	Credit	Missing Verification of Liability (Contingent or Otherwise)	xxxxxx	1	Missing verification of mortgage, if applicable for xxxxxx. Refer to CRED 0096.	06/23/2022	Net tangible benefit - $4,784.99 residual income for family of 6 exceeds minimum of $3100.; Verified credit history - Mid FICO of 718 exceeds the minimum required 680 by 38 points.; Verified employment history - Verified borrower self-employed since xxxxxx.	6/22/2022 - " Borrower was living at xxxxxx which is a xxxxxx, after speaking with the xxxxxx management company, xxxxxx does not own the xxxxxx, its owned by a deceased relative and the administrative rights to the apartment are in dispute, so they are still investigating whether or not they are able to release any information to us regarding the breakdown of the billing. Phone number for xxxxxx is xxxxxx and #xxxxxx is the reference number for the case we opened with the bookkeeping dept (option 4 if you call them). There is however 12 months of payment history to xxxxxx showing on the borrowers xxxxxx Bank #xxxxxx account for borrowers 12 months housing history verification." ** Agree, 12 months cancelled checks provided in file to evidence satisfactory housing history satisfies the lender guideline requirements (pg 56-136). CRED 0097 Exception Cleared;	6/22/2022 - " Borrower was living at xxxxxx which is a xxxxxx, after speaking with the xxxxxx management company, xxxxxx does not own the xxxxxx, its owned by a deceased relative and the administrative rights to the apartment are in dispute, so they are still investigating whether or not they are able to release any information to us regarding the breakdown of the billing. Phone number for xxxxxx is xxxxxx and #xxxxxx is the reference number for the case we opened with the bookkeeping dept (option 4 if you call them). There is however 12 months of payment history to xxxxxx showing on the borrowers xxxxxx #xxxxxx account for borrowers 12 months housing history verification." ** Agree, 12 months cancelled checks provided in file to evidence satisfactory housing history satisfies the lender guideline requirements (pg 56-136). CRED 0097 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787004	xxxxxx	xxxxxx	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	xxxxxx	1	Missing updated 1008 and application correcting borrower monthly income less 20% expense factor per income worksheet on p53. Lender shows 8,699.57 with 20% expenses but final 1003 and 1008 disclose income of $10,529.08 on p13 and 25. DTI meets maximum 45% DTI for >85% LTV.	06/23/2022	Net tangible benefit - $4,784.99 residual income for family of 6 exceeds minimum of $3100.; Verified credit history - Mid FICO of 718 exceeds the minimum required 680 by 38 points.; Verified employment history - Verified borrower self-employed since xxxxxx.	6/22/2022 - "Per worksheet the $10,529.08 figure is with the 20% already applied, there are 3 total bank accounts. $10,529.08 should be the correct amount see below and attached." ** Agree with lender posted response. APP 0006 Exception Cleared;	6/22/2022 - "Per worksheet the $10,529.08 figure is with the 20% already applied, there are 3 total bank accounts. $10,529.08 should be the correct amount see below and attached." ** Agree with lender posted response. APP 0006 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787004	xxxxxx	xxxxxx	Credit	Missing proof of PITI payment on non-subject property	xxxxxx	2	Missing verification of PITIA for xxxxxx. UTD what is included in monthly check of $1856.69 payable to xxxxxx for non-subject property on p131,136 and additional 10 months payments. See CRED 0097.	Net tangible benefit - $4,784.99 residual income for family of 6 exceeds minimum of $3100.; Verified credit history - Mid FICO of 718 exceeds the minimum required 680 by 38 points.; Verified employment history - Verified borrower self-employed since xxxxxx.	8/1/2022 - Recd response from investor (xxxxxx), "We would agree that the rental would not be usable. Does the new 55% DTI include the PITI for the xxxxxx property? We would allow it to be excluded on same basis as rental income." ** Investor will allow the housing liability on the departing residence to be excluded based on the xxxxxx confirmation that the property is not owned by the borrower, but the deceased relative xxxxxx, and that the administrative rights to the property are under dispute (REF Stip 6/22). CRED 0096 Exception Overridden to EV2;

7/27/2022 - "xxxxxx provided a 12 month ledger showing the breakdown of the payments on xxxxxx. The 12 months of payments to xxxxxx are showing in the borrowers bank statements for xxxxxx #xxxxxx. This is a xxxxxx in xxxxxx, borrower owns stock in the xxxxxx, stock certificate provided, borrower doesn’t own the whole building, so there is no property taxes for PITIA. Attached is the borrowers evidence of insurance which also shows no mortgagee against the borrowers xxxxxx unit." Included is a copy of the resident ledger covering xxxxxx and 12 months cancelled checks covering xxxxxx. ** Exception has been escalated to investor for review; The dispute regarding administrative rights to the property has not yet been satisfactorily addressed. CRED 0096 Exception Remains;

7/22/2022 - Recd Stock Certificate issued to borrower by xxxxxx on xxxxxx. ** Still missing coop billing statement and evidence that there is no UCC filing on the property. The dispute regarding administrative rights to the property has not yet been satisfactorily addressed. CRED 0096 Exception Remains;

												6/22/2022 - " Borrower was living at xxxxxx which is a xxxxxx, after speaking with the xxxxxx management company, xxxxxx does not own the xxxxxx, its owned by a deceased relative and the administrative rights to the apartment are in dispute, so they are still investigating whether or not they are able to release any information to us regarding the breakdown of the billing. Phone number for xxxxxx is xxxxxx and #xxxxxx is the reference number for the case we opened with the bookkeeping dept (option 4 if you call them). There is however 12 months of payment history to xxxxxx showing on the borrowers xxxxxx #xxxxxx account for borrowers 12 months housing history verification." ** No exception cleared. Missing coop billing statement and evidence that there is no UCC filing on the property. Ownership has not been confirmed. DTI > 50% with rental income excluded. CRED 0096 Exception Remains;	Client: 8/1/2022 - Recd response from investor (xxxxxx), "We would agree that the rental would not be usable. Does the new 55% DTI include the PITI for the xxxxxx property? We would allow it to be excluded on same basis as rental income." ** Investor will allow the housing liability on the departing residence to be excluded based on the xxxxxx confirmation that the property is not owned by the borrower, but the deceased relative xxxxxx, and that the administrative rights to the property are under dispute (REF Stip 6/22). CRED 0096 Exception Overridden to EV2;	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787004	xxxxxx	xxxxxx	Credit	Asset Documentation is Insufficient	xxxxxx	1	Missing underwriter review of cash flow and ending balances for xxxxxx #xxxxxx with balance of $116,522.60 for cash to close and reserves. Only xxxxxx #xxxxxx statments used to calculate income reviewed but only $5024.83 ending balance.	08/17/2022	Net tangible benefit - $4,784.99 residual income for family of 6 exceeds minimum of $3100.; Verified credit history - Mid FICO of 718 exceeds the minimum required 680 by 38 points.; Verified employment history - Verified borrower self-employed since xxxxxx.	8/16/2022 - Exception is cleared with the attached lender posted response. Email correspondence from the Attorney states, "The amount of $21,500 was held in escrow at closing was released and has since been returned to xxxxxx". Attorney response satisfactorily addressed deposit on xxxxxx of $118,483.15 < $143,455.80 Cash to Seller per CD. CRED 0083 Exception Cleared;

8/8/2022 - Attached email correspondence addresses payoff of 2nd lien, xxxxxx. Missing is an explanation for deposit on xxxxxx of $118,483.15 < $143,455.80 Cash to Seller per CD, thus unable to confirm net proceeds are from the sale of xxxxxx. CRED 0083 Exception Remains;

8/3/2022 - "Withdrawal of funds used for closing and reserves should have no impact on the business, borrower source of funds being withdrawn was the sale of property unrelated to the borrower business. Closing Statement provided for sale of borrower property xxxxxx Amount due to borrower per closing disclosure xxxxxx, only xxxxxx deposited on xxxxxx because the closing attorney had to withhold $21,500 from the proceeds until a lien cleared, email from attorneys office provided. As these funds were from borrower sale proceeds and not from the business using them for this purchase should have no impact on the borrowers business operations." ** Missing email from attorneys office, xxxxxx, addressing sale proceeds of xxxxxx Cash to Seller per CD. CRED 0083 Exception Remains;

7/27/2022 - "Source of sufficient borrower funds to close and reserves was borrower business account xxxxxx #xxxxxx, Bank statement analysis attached for the funds used". ** No exception cleared. Bank statement analysis not attached for review as indicated. CRED 0083 Exception Remains;

7/22/2022 - "Source of sufficient borrower funds to close and reserves was borrower business account xxxxxx #xxxxxx, Bank statement analysis attached for the funds used." Included is UW memo, "Bank statement analysis for xxxxxx:
Withdrawal of funds used for closing and reserves should have no impact on the business, borrower source of funds being withdrawn was the sale of property unrelated to the borrower business. Closing Statement provided for sale of borrower property xxxxxx Amount due to borrower per closing disclosure xxxxxx, only xxxxxx deposited on xxxxxx because the closing attorney had to withhold $21,500 from the proceeds until a lien cleared, email from attorneys office provided. As these funds were from borrower sale proceeds and not from the business using them for this purchase should have no impact on the borrowers business operations." ** No exception cleared. Missing email from attorneys office, xxxxxx, addressing sale proceeds of xxxxxx Cash to Seller per CD. CRED 0083 Exception Remains;

6/22/2022 - "Funds used to close came from proceeds of sale of borrowers property, funds came from the business account but were not business related funds, see attached Settlement statement from closing. The related deposit was excluded in the income calculation. Is there a specific cash flow review form you required to be filed out? Or is the explanation sufficient?" ** No exception cleared. Missing copy of the check deposited to xxxxxx; deposit on xxxxxx of xxxxxx Cash to Seller, thus unable to confirm deposit was the sale proceeds of xxxxxx CRED 0083 Exception Remains;	8/16/2022 - Exception is cleared with the attached lender posted response. Email correspondence from the Attorney states, "The amount of $21,500 was held in escrow at closing was released and has since been returned to xxxxxx". Attorney response satisfactorily addressed deposit on xxxxxx of xxxxxx Cash to Seller per CD. CRED 0083 Exception Cleared;

														C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787112	xxxxxx	xxxxxx	Credit	Guideline Exception(s)	xxxxxx	2	Missing exception request for 50 NSFs which was approved per comment on 1008 on p34. Borrower NSFs exceeded guideline requirements on p22. LOE explaining cause on p720 and 729.	Verified credit history - Mid FICO of 795 exceeds the minimum required 680 by 115 points.; Low DTI - 7.36% DTI is 37.64% lower than 45% maximum.; Verified reserves - 20.57 months verified reserves exceed the minimum required 9 months.; Net tangible benefit - Monthly residual income of $87,413.81 for family of 2.	06/07/22 Lender Acknowledged Exception for 50 NSFs in 24 mths based on the following comp factors: 734 FICO w/min requirement of 680,

Established business since 2019, 22 mths reserves w/min requirement of 9, Residual Income $86K	Client: Investor acknowledged Exception for 50 NSf’s over the past 24 mths based on the following compensating factors:

Owner Occupied Purchase

24 mths Business Bank Statements

7.36% DTI

Mid FICO 734

													20 mths verified reserves	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787112	xxxxxx	xxxxxx	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	xxxxxx	1	Missing updated application disclosing xxxxxx business account #xxxxxx with $184,104.45 available verified assets for cash to close. Only $3,000 EMD disclosed on initial 1003 p11 and on final 1003 on p23. Verified assets only disclosed on 1008 on p33.	06/14/2022	Verified credit history - Mid FICO of 795 exceeds the minimum required 680 by 115 points.; Low DTI - 7.36% DTI is 37.64% lower than 45% maximum.; Verified reserves - 20.57 months verified reserves exceed the minimum required 9 months.; Net tangible benefit - Monthly residual income of $87,413.81 for family of 2.	6/10/2022 - Exception is cleared with the attached copy of the borrower signed updated 1003 that lists xxxxxx acct in the available assets. APP 0006 Exception Cleared;	6/10/2022 - Exception is cleared with the attached copy of the borrower signed updated 1003 that lists xxxxxx acct in the available assets. APP 0006 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787061	xxxxxx	xxxxxx	Compliance	Missing Affiliated Business Disclosure	xxxxxx	1	Affiliated Business Disclosure not in file. Per Facts only affiliate is xxxxxx Prep-Closing Services. (pg 430)	06/16/2022	Low DTI - 25.11% DTI is 24.89% lower than 50% maximum. ; Net tangible benefit - $60,372.09 monthly residual income for family of 1.; Income verified was not used in qualifying - Verified income for 2nd owned business not used to qualify.; Verified credit history - Mid FICO of 664 exceeds the minimum required of 640 by 24 points.; Verified reserves - $230,805.83 assets exceed the $26,452.91 required by AUS.	6/15/2022 - Exception is cleared with the attached borrower signed ABD. COMP 0010 Exception Cleared;	6/15/2022 - Exception is cleared with the attached borrower signed ABD. COMP 0010 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787061	xxxxxx	xxxxxx	Compliance	Missing E-Sign Disclosure	xxxxxx	1	E-Sign Disclosure not in file.	06/16/2022	Low DTI - 25.11% DTI is 24.89% lower than 50% maximum. ; Net tangible benefit - $60,372.09 monthly residual income for family of 1.; Income verified was not used in qualifying - Verified income for 2nd owned business not used to qualify.; Verified credit history - Mid FICO of 664 exceeds the minimum required of 640 by 24 points.; Verified reserves - $230,805.83 assets exceed the $26,452.91 required by AUS.	6/15/2022 - Exception is cleared with the attached documented eConsent date (pg 3 of 10). TRID 0134 Exception Cleared;	6/15/2022 - Exception is cleared with the attached documented eConsent date (pg 3 of 10). TRID 0134 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787061	xxxxxx	xxxxxx	Credit	Hazard Insurance Coverage Amount is Insufficient	xxxxxx	1	Missing the insurer's replacement cost estimate. Coverage of $700,000 is not sufficient to cover the loan amount of xxxxxx or 80% of the replacement cost new of xxxxxx per the appraisal.	06/17/2022	Low DTI - 25.11% DTI is 24.89% lower than 50% maximum. ; Net tangible benefit - $60,372.09 monthly residual income for family of 1.; Income verified was not used in qualifying - Verified income for 2nd owned business not used to qualify.; Verified credit history - Mid FICO of 664 exceeds the minimum required of 640 by 24 points.; Verified reserves - $230,805.83 assets exceed the $26,452.91 required by AUS.	06/16/22 Cleared based on response from Insurance agency: It is the practice of this agency to insure structures for 100% of their estimated replacement cost as determined by insurance company proprietary software. Building limits are estimates only and are arrived at based on information provided by the policyholder and/or industry standard software used to estimate replacement costs. The actual cost to rebuild the structure may exceed the policy limits,

especially during a catastrophic event and/or where an ordinance or law impacts repair or replacement. The agency makes no assurances that the policy limits provided will be adequate to rebuild the structure. If the amount of building coverage is questioned by the lender (or any party)

the lender may supply this agency with a full copy of their appraisal on the property. If there is a discrepancy between the appraisal’s estimated replacement cost and the agency’s estimated replacement cost, after consultation with our customer, we will ask for their direction relating to the coverage amount. The estimated replacement cost of this structure is what the home is insured for

													as we are not allowed to insure for less.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787075	xxxxxx	xxxxxx	Property	HPML Appraisal Requirements are Not Met	xxxxxx	1	Missing executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations.	06/28/2022	Verified credit history - Mid FICO of 757 exceeds the minimum required of 660 by 97 points.; Low DTI - 30.26% DTI is 19.74% lower than 50% maximum. ; Verified reserves - 17.74 months verified reserves exceed the 6 months required. ; Verified employment history - Verified borrower self-employed in the xxxxxx since xxxxxx.	6/27/2022 - Exception is cleared with the attached updated appraisal report. Per appraiser, I performed this appraisal in accordance with the requirements of Title XI 323.4 Minimum appraisal standards of the Financial Institution Reform, Recovery and Enforcement Act of 1989. The appraiser is not responsible for the entirety of the FIRREA ACT." HPML 0044 Exception Cleared;	6/27/2022 - Exception is cleared with the attached updated appraisal report. Per appraiser, I performed this appraisal in accordance with the requirements of Title XI 323.4 Minimum appraisal standards of the Financial Institution Reform, Recovery and Enforcement Act of 1989. The appraiser is not responsible for the entirety of the FIRREA ACT." HPML 0044 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787075	xxxxxx	xxxxxx	Credit	Missing Loan Approval Date	xxxxxx	1	Missing underwriter loan approval.	06/24/2022	Verified credit history - Mid FICO of 757 exceeds the minimum required of 660 by 97 points.; Low DTI - 30.26% DTI is 19.74% lower than 50% maximum. ; Verified reserves - 17.74 months verified reserves exceed the 6 months required. ; Verified employment history - Verified borrower self-employed in the xxxxxx since xxxxxx.	6/22/2022 - Exception is cleared with the attached Underwriting Decision. APRV 0003 Exception Cleared;	6/22/2022 - Exception is cleared with the attached Underwriting Decision. APRV 0003 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787058	xxxxxx	xxxxxx	Property	HPML Appraisal Requirements are Not Met	xxxxxx	1	Missing executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations.	07/05/2022	Verified credit history - Mid FICO of 762 for primary wage earner exceeds the minimum required of 680 by 82 points.; Net tangible benefit - $50,311.43 monthly residual income exceeds the minimum required of $2,800 for family of 4.; Low DTI - 15.33% DTI is 29.67% lower than 45% maximum for 90% LTV. ; Verified employment history - Verified B1 self-employed owner of an xxxxxx since xxxxxx.; No Payment Shock - Verified FTHB with 170.92% payment shock <300% maximum allowed by guidelines.		06/28/22 Updated appraisal with FIRREA statement added to page 8/36.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787058	xxxxxx	xxxxxx	Credit	Missing Loan Approval Date	xxxxxx	1	Missing underwriter loan approval.	06/27/2022	Verified credit history - Mid FICO of 762 for primary wage earner exceeds the minimum required of 680 by 82 points.; Net tangible benefit - $50,311.43 monthly residual income exceeds the minimum required of $2,800 for family of 4.; Low DTI - 15.33% DTI is 29.67% lower than 45% maximum for 90% LTV. ; Verified employment history - Verified B1 self-employed xxxxxx.; No Payment Shock - Verified FTHB with 170.92% payment shock <300% maximum allowed by guidelines.	6/24/2022 - Exception is cleared with the attached UW Decision. APRV 0003 Exception Cleared;	6/24/2022 - Exception is cleared with the attached UW Decision. APRV 0003 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787058	xxxxxx	xxxxxx	Credit	Asset Documentation is Insufficient	xxxxxx	1	Missing underwriter review of the business cash flow and ending balances to determine eligibility of funds to be used for EMD, CTC and reserves per guidelines on p31, 11.2 Business Funds. xxxxxx #xxxxxx business account on p 206 only funds verified.	07/05/2022	Verified credit history - Mid FICO of 762 for primary wage earner exceeds the minimum required of 680 by 82 points.; Net tangible benefit - $50,311.43 monthly residual income exceeds the minimum required of $2,800 for family of 4.; Low DTI - 15.33% DTI is 29.67% lower than 45% maximum for 90% LTV. ; Verified employment history - Verified B1 self-employed xxxxxx.; No Payment Shock - Verified FTHB with 170.92% payment shock <300% maximum allowed by guidelines.	6/24/2022 - Attached 5/31 xxxxxx # xxxxxx account statement is insufficient to satisfy the exception. Missing UW review of cash flow and ending balances used to determine eligibility, as required per lender guide. CRED 0083 Exception Remains;	06/29/22 UW review of the business cash flow received.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787081	xxxxxx	xxxxxx	Credit	Missing Loan Approval Date	xxxxxx	1	Missing underwriter loan approval.	07/13/2022	Verified reserves - 56.37 months verified reserves exceed the 6 months required. ; Low DTI - 6.56% DTI is 38.44% lower than 45% maximum for >85% LTV. ; Verified credit history - Mid FICO of 744 exceeds the minimum required of 680 by 64 points.; Net tangible benefit - $48,570.82 monthly residual income exceeds the minimum required of $2,500 for family of 2.	7/12/2022 - Exception is cleared with the attached UW Decision; CTC xxxxxx. APRV 0003 Exception Cleared;	7/12/2022 - Exception is cleared with the attached UW Decision; CTC xxxxxx. APRV 0003 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	786985	xxxxxx	xxxxxx	Credit	Income Documentation is Insufficient	xxxxxx	1	Tax Preparer Letter in file (pg. 709) to verify borrowers ownership percentage with xxxxxx is not dated. Unable to confirm date completed.	10/20/2022	Verified credit history - Borrower credit history reflects 0x30 on all prior credit history. Indicator credit score is 742 when minimum required is 700 for loan amount and 85% LTV. ; Low DTI - Low 35.75% DTI when max allowed for program is 50%.	10/18/2022 - Exception is cleared with the attached document tracking evidencing that the CPA letter was received electronically on xxxxxx, which is within 30 days of the Note date. CRED 0082 Exception Cleared;

10/5/2022 - Recd same undated cpa letter provided in file that has been electronically initialed post-consummation. ** No exception cleared. Provide lender signed attestation addressing the date and method the CPA letter was obtained to document in the loan file. CRED 0082 Exception Remains;	10/18/2022 - Exception is cleared with the attached document tracking evidencing that the CPA letter was received electronically on xxxxxx, which is within 30 days of the Note date. CRED 0082 Exception Cleared;

														C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787027	xxxxxx	xxxxxx	Credit	Missing Mortgage History	xxxxxx	1	Missing satisfactory Mortgage for loan with xxxxxx taken out xxxxxx per Mortgage copy in file (pg.70) to confirm prior mortgage history. No mortgage history reported on credit report in file.	08/30/2022	Verified reserves - 88 months verified reserves > 6 months reserves required.	8/26/2022- Recd Notice of Settlement, xxxxxx, evidencing the non-borrowing spouse is the purchaser. ** Exception re-reviewed an cleared. Property report for primary residence evidences borrower is not owner (pg 57). Mortgage billing statement in file for primary residence is addressed only to the non-borrowing spouse (pg 50). Payment history provided evidences satisfactory mortgage rating (pg 126) CRED 0002 Exception Cleared;	8/26/2022- Recd Notice of Settlement, xxxxxx, evidencing the non-borrowing spouse is the purchaser. ** Exception re-reviewed an cleared. Property report for primary residence evidences borrower is not owner (pg 57). Mortgage billing statement in file for primary residence is addressed only to the non-borrowing spouse (pg 50). Payment history provided evidences satisfactory mortgage rating (pg 126) CRED 0002 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787068	xxxxxx	xxxxxx	Credit	Title Policy - Schedule B Exception	xxxxxx	2	Title Commitment Schedule B Part II Exception 7: 2015 Divorce - Plaintiff name xxxxxx see copies; property to Wife per agreement. Agreement was not provided for review. Missing title evidence confirming the exception has been cleared/removed (pg 502)	Verified credit history - Middle credit score 714 with no history of delinquency reported in the past 24 months.; Low DTI - 33.82% DTI w/a max allowed of 50%.	10/28/2022 - Recd response from investor, " We are ok to proceed with this exception." TITL 0014 Exception Overridden to EV2;

10/25/2022 - Recd Warranty Deed transferring ownership from xxxxxx to Seller. ** No exception cleared. Missing investor acnkowledgment for the exception to lender guide. TITL 0014 Exception Remains; -- Escalated to investor via email xxxxxx

												10/19/2022 - Recd short form title policy; Schedule B #6, policy does not insure against 2015 Divorce, Plaintiff name xxxxxx (see copies), property to Wife per the agreement. ** No exception cleared. Title exception is not acceptable, as per lender guide. TITL 0014 Exception Remains;	Client: TITL 0016 Investor Acknowledged Exception	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787068	xxxxxx	xxxxxx	Credit	Insufficient Verified Funds to Close	xxxxxx	2	Short funds to close $66,664,.60 / Reserves Required $45,372.36. Per lender guide, funds from a business account is acceptable if the borrower is the sole owner of the company. Borrower's ownership is 50%, thus xxxxxx #xxxxxx funds in the amount of $118,501.99 excluded for review. The non-borrowing spouse owns the other 50%.	Verified credit history - Middle credit score 714 with no history of delinquency reported in the past 24 months.; Low DTI - 33.82% DTI w/a max allowed of 50%.	10/31/2022 - Recd response from investor, "We would like to grant an exception to allow use of all the business funds based on the CPA letter stating it will not negatively impact the business and the fact the other owner is the borrowers spouse". CRED 0016 Exception Overridden to EV2;

10/25/2022 - "Per CPA letter use of $118,000 from the business will not negatively impact the business." Included is a copy of the accountant prepared letter advising use of $118,000 will not negatively impact the business. ** No exception cleared. 50% of the business deposits were used for qualifying. Investor approved the use of 50% of the business assets based on ownership percentage. Loan exception to be presented to investor for approval. CRED 0016 Exception Remains;

												10/4/2022 - Recd copy of investor approval to use 50% of the business assets. Short funds to close -$7413.60 / Reserves Required of $45,372.36 with 50% of the available balance of the business account considered. CRED 0016 Exception Remains;	Client: CRED 0016 Investor Acknowledged Exception	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787068	xxxxxx	xxxxxx	Property	HPML Appraisal Requirements are Not Met	xxxxxx	1	The appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations.	10/25/2022	Verified credit history - Middle credit score 714 with no history of delinquency reported in the past 24 months.; Low DTI - 33.82% DTI w/a max allowed of 50%.	10/20/2022 - Exception is cleared with the attached amended appraisal report with appraiser certification that the appraisal was prepared in accordance with USPAP and Title XI of FIRREA. APPR 0044 Exception Cleared;	10/20/2022 - Exception is cleared with the attached amended appraisal report with appraiser certification that the appraisal was prepared in accordance with USPAP and Title XI of FIRREA. APPR 0044 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787068	xxxxxx	xxxxxx	Credit	Back-end Ratio exception (DTI)	xxxxxx	1	Review calculated DTI 54.94% > 50% maximum allowed. Per lender guide, Income qualification must be multiplied by borrowers verified percentage of ownership. Verified ownership 50%. Approval included an additional 50% from the non-borrowing spouse.	11/30/2022	Verified credit history - Middle credit score 714 with no history of delinquency reported in the past 24 months.; Low DTI - 33.82% DTI w/a max allowed of 50%.	11/28/2022 - Recd most recent two years tax transcripts and borrower signed updated 1003 to include wage income. DTI 33.82% < 50% Max Allowed with wage income considered. NOTE: Most recent year AGI supports qualifying income. Prior year AGI does not, which is expected since the business did not start until xxxxxx. CRED 0004 Exception Cleared;

11/11/2022 - "Borrower also has w-2 income that was previously omitted as it was not needed." Included is a corrected 1003/1008, 2020/2021 W-2's, and most recent paystubs prior to consummation. ** No exception cleared. 1003 to be signed by the borrower to evidence acknowledgment of the use of wage income. Also missing tax transcripts, as required per lender guide. CRED 0004 Exception Remains;***xxxxxx Email from PM, We will allow the additional wage income.

													11/28/2022 - Recd most recent two years tax transcripts and borrower signed updated 1003 to include wage income. DTI 33.82% < 50% Max Allowed with wage income considered. NOTE: Most recent year AGI supports qualifying income. Prior year AGI does not, which is expected since the business did not start until xxxxxx. CRED 0004 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787068	xxxxxx	xxxxxx	Credit	Fraud report alerts have not been addressed	xxxxxx	1	Participants are listed on the watchlist/Exclusionary List. Missing searches for Real Estate Office, xxxxxx, and Underwriter,xxxxxx (pg 548)	10/27/2022	Verified credit history - Middle credit score 714 with no history of delinquency reported in the past 24 months.; Low DTI - 33.82% DTI w/a max allowed of 50%.	10/25/2022 - Recd email correspondence from lenders Report Risk department, "Using the additional information we have on our employees, we were able to confirm via the xxxxxx website that you are not one and the same with the individual(s) on the DataVerify (DV) report. Going forward, you will be able to clear yourself and update DV with the following rationale "xxxxxx was cleared on a previous loan with the same xxxxxx number(s)". I have included a snip it below regarding the alerts that populated for you on xxxxxx for your reference. Please note that the rational we provided only pertains to you and not any other individual with the same name. Additionally, this rationale only pertains to DV alerts with the same SAM number(s)." FRAUD 0001 Exception Cleared;

10/4/2022 - Exception is partially cleared with the attached xxxxxx search for xxxxxx, no matches. Still missing search for Underwriter xxxxxx that was used to clear the finding. FRAUD 0001 Exception Remains;	10/25/2022 - Recd email correspondence from lenders Report Risk department, "Using the additional information we have on our employees, we were able to confirm via the xxxxxx website that you are not one and the same with the individual(s) on the DataVerify (DV) report. Going forward, you will be able to clear yourself and update DV with the following rationale "xxxxxx was cleared on a previous loan with the same SAM number(s)". I have included a snip it below regarding the alerts that populated for you on xxxxxx for your reference. Please note that the rational we provided only pertains to you and not any other individual with the same name. Additionally, this rationale only pertains to DV alerts with the same xxxxxx number(s)." FRAUD 0001 Exception Cleared;
														C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787068	xxxxxx	xxxxxx	Credit	Missing Letter of Explanation	xxxxxx	1	12 mo Business Bank Statement Program; Missing letter of explanation to address no deposit activity in xxxxxx (pg 509,385).	10/27/2022	Verified credit history - Middle credit score 714 with no history of delinquency reported in the past 24 months.; Low DTI - 33.82% DTI w/a max allowed of 50%.	10/26/2022 - Recd letter of explanation from borrower, "We generate invoices based off the services rendered to the clients. In the month of February, the payment was expected on the 25th but they were waiting on pending approval from their account payable and hence the February was combined with the March payment." CRED 0104 Exception Cleared;	10/26/2022 - Recd letter of explanation from borrower, "We generate invoices based off the services rendered to the clients. In the month of February, the payment was expected on the 25th but they were waiting on pending approval from their account payable and hence the February was combined with the March payment." CRED 0104 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787068	xxxxxx	xxxxxx	Credit	Missing Employment doc (VVOE)	xxxxxx	2	NEW 11/11/2022 - Addition of Wage Income (Refer to CRED 0004): Missing verification of employment completed within 10 calendar days of closing on xxxxxx.	Verified credit history - Middle credit score 714 with no history of delinquency reported in the past 24 months.; Low DTI - 33.82% DTI w/a max allowed of 50%.	12/16/2022 - Exception is overridden to EV2 with the attached post-consummation dated Work# confirming borrowers active employment status, which is in support of the attached pre-consummation dated Work# dated > 10 days prior to closing. CRED 0006 Exception Overridden to EV2;

												11/29/2022 - Attached VOE for xxxxxx is insufficient to satisfy the exception. Missing VVOE completed with xxxxxx for wage income source considered in qualifying. CRED 0006 Exception Remains;	Mitigated Risk: 12/16/2022 - Exception is overridden to EV2 with the attached post-consummation dated Work# confirming borrowers active employment status, which is in support of the attached pre-consummation dated Work# dated > 10 days prior to closing. CRED 0006 Exception Overridden to EV2;	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787041	xxxxxx	xxxxxx	Credit	Missing or Incomplete 4506-T/4506-C	xxxxxx	1	Missing B1/B2 4506-C and 2020/2021 W2 transcripts, as required for wage earners per lender guide.	11/02/2022	Verified credit history - Primary Wage earner middle credit score 716 > 680 Minimum Required.; Low DTI - 43.46% DTI w/a max allowed of 12%.	10/31/2022 - Recd 2020/2021 Wage Transcripts for B1/B2. CRED 0095 Exception Cleared;

												10/25/2022 - Exception is partially cleared with the attached executed 4506-C for B1/B2. ** 2020/2021 W2 transcripts remain outstanding. CRED 0095 Exception Remains;	10/31/2022 - Recd 2020/2021 Wage Transcripts for B1/B2. CRED 0095 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787041	xxxxxx	xxxxxx	Credit	Asset Documentation is Insufficient	xxxxxx	1	B1 EMD $20,000 (pg 461) + Incoming Wire for Funds to Close $49,603.38 (pg 472) = $69,603.38 > $62,313.63 Account Balance as of 6/19/2022 (pg 463); missing updated account activity for xxxxxx xxxxxx to source funds used for closing.	10/25/2022	Verified credit history - Primary Wage earner middle credit score 716 > 680 Minimum Required.; Low DTI - 43.46% DTI w/a max allowed of 12%.	10/21/2022 - Exception is cleared with pg 2 of 2 (pg 24-25 of 25) for the transaction history previously provided on xxxxxx. CRED 0083 Exception Cleared;

												10/19/2022 - Exception is partially cleared with the attached transaction history for xxxxxx. Missing is pg 2 of 2. CRED 0083 Exception Remains;	10/21/2022 - Exception is cleared with pg 2 of 2 (pg 24-25 of 25) for the transaction history previously provided on xxxxxx. CRED 0083 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787041	xxxxxx	xxxxxx	Property	HPML Appraisal Requirements are Not Met	xxxxxx	1	Missing appraiser certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations.	10/20/2022	Verified credit history - Primary Wage earner middle credit score 716 > 680 Minimum Required.; Low DTI - 43.46% DTI w/a max allowed of 12%.	10/19/2022 - Exception is cleared with the attached amended appraisal. Appraisal comments confirm that the appraisal report was prepared in accordance with USPAP and Title XI of FIREEA and any implementing regulations. APPR 0044 Exception Cleared;	10/19/2022 - Exception is cleared with the attached amended appraisal. Appraisal comments confirm that the appraisal report was prepared in accordance with USPAP and Title XI of FIREEA and any implementing regulations. APPR 0044 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787041	xxxxxx	xxxxxx	Credit	Income Documentation is Insufficient	xxxxxx	2	1) B1/B2 are paid hourly and average hours per week not verified by employer, thus unable to calculate base pay.

2) Paystubs provided in file for B1/B2 do not cover 30 days as required per lender guide:

a) B1 IHSS - xxxxxx covers xxxxxx (pg 310) **OVERRIDDEN TO EV2 xxxxxx

b) B1 IHSS - xxxxxx covers xxxxxx (pg 311) **OVERRIDDEN TO EV2 xxxxxx

c) B2 xxxxxx covers xxxxxx (pg 312) **OVERRIDDEN TO EV2 xxxxxx

Verified credit history - Primary Wage earner middle credit score 716 > 680 Minimum Required.; Low DTI - 43.46% DTI w/a max allowed of 12%.	12/21/2022 - Recd corrected 1008; qualifying DTI 43.97%. ** Investor Acknowledged Exception (Refer 12/16); borrowers LOE providing leave of absence dates (Returned June 2022) in lieu of employer confirmation and use of qualifying income supported by YTD average with return to work date provided by the borrower in lieu of obtaining average hours worked from the employer. CRED 0082 Investor Acknowledged Exception;

12/16/2022 - Recd response from investor, "xxxxxx has been unable to reach the borrower to obtain additional income documentation for loan 1001510. Also, they said xxxxxx will not provide any additional information aside from an updated work number (attached and dated xxxxxx). We will allow the borrowers LOE stating that she returned from leave June 2022. xxxxxx YTD income avg is supported by the xxxxxx return to work date, which we will also allow. Please let me know if you need any additional information for these exceptions." **  Lender to address the changes to the 1008 posted 12/13; Income increased to $45,013 and DTI decreased to 30.214% / Original 1008 Income $30,930 with DTI of 43.970%, which is in line review calculation. CRED 00082 Exception Remains;

12/13/2022 - Recd copy for xxxxxx Selling Guide B3-3.1-03; How to determine Monthly Income for Hourly: Hourly Gross Pay x Average # of Hours Worked per Week x 52 / 12. Also recd section B3-3.1-01.

** No exception cleared.

1) Missing confirmation from employer of average hours of work per wk at xxxxxx for B1

2) Missing confirmation from employer of leave of absence period

3) Lender to address the changes to the 1008; Income increased to $45,013 and DTI decreased to 30.214% / Original 1008 Income $30,930 with DTI of 43.970%, which is in line review calculation. CRED 00082 Exception Remains;

11/29/2022 - Recd email thread from lender with most recent comments stating,

Part 1 - "We are still working on obtaining the average number of hours worked for xxxxxx- as you know, they are not very responsive but we are definitely trying. We are also working on trying to contact the borrower as well for an updated copy of the most recent xxxxxx paystubs to better support the average hours worked since returning from the Leave of Absence."

Part 2 - " The average number of hours worked were calculated by adding the total hours worked on the paystubs provided and divided by the number of weeks reflected on the paystubs provided- an updated xxxxxx has been uploaded (and attached) and confirms the average hours of 20-30 per week- UW updated the Income Calc attached and used the lesser hours (20) for the qualification and updated the YTD info from the WVOE- the updated income is greater than the income used for the initial qualification so the original figures were kept as they are more conservative".

The following documents were included:

B1 Work# xxxxxx dated xxxxxx pg 4

B1 Work# xxxxxx dated xxxxxx pg 6

B2 VVOE xxxxxx dated xxxxxx pg 8 - Confirms 20-30 Hrs/Wk

1003/Application pg 9

1008 pg 19 - Qualifying income increased to $45,013.13 from file of $30,930.44, unable to determine additional income source.

** No exception cleared. Missing employer verification of average hours / week for B1 at xxxxxx. Also missing verification from employer of leave of absence period. Lender to address the changes to the 1008; Income increased to $45,013 and DTI decreased to 30.214% / Original 1008 Income $30,930 with DTI of 43.970%, which is in line review calculation. CRED 0082 Exception Remains;

11/7/2022 - Recd response from lender, "Breakdowns were provided for the pay checks from each of the IHSS incomes confirming the hours worked have been maintained since returning form the birth of their child. The Borrower is averaging 50 & 51.14 hours per pay with xxxxxx for the weeks worked since their return. Employer completed a xxxxxx and confirmed the hours vary but provided the payroll breakdown reflecting the hours worked/paid since the return. Given the updated figures, UW is actually using slightly less for the number of hours worked on average in the income calculation uploaded. UW is also using a more conservative figure for the income than just the Hourly Rate Calc and YTD Calc- the average of the YTD and W2 wages for the most recent year are more conservative and still allow for the loan to qualify. The same applies for the xxxxxx as well. Even with including the pay periods with slightly less hours worked, it still averages out to 29.5 hours worked per week for this employer as well. IHSS Hire date confirmed to be xxxxxx per documentation provided from employer..." ** Part 2 of the exception is partially overridden with the attached post-consummation dated pay history for for B2 IHSS employment evidencing 8 pay period average hours worked. Qualifying income calculation for B1 (xxxxxx) and B2(xxxxxx)does not adhere to xxxxxx requirements of  Hourly Gross Pay x Average # of Hours Worked Per Week x 52 Weeks / 12 months; Information provided on the paystubs is insufficient  to appropriately calculate income, thus verification of average hours per week must be verified by employer. Check for B2 (xxxxxx) is insufficient to satisfy Part 2 of the exception; no YTD information provided. B1 returned from an extended leave of absence < 60 days prior to closing. Employer to confirm average hours of work per week.  CRED 0082 Exception Remains;

10/25/2022 - Recd LOX for CRED 0007 #2. CRED 0082 Exception Remains;

10/21/2022 - Recd email correspondence indicating income had been recalculated with AUS approval. ** No exception cleared. Loan program requires manual underwriting. Additionally, no updated 1008 / 1003 / Bank Statement Analysis provided. Lender is using 100% of business funds (50% for reserves + 50% income expense ratio), however, borrower is only 50% owner. Qualifying income calculation does not adhere to xxxxxx requirements of  Hourly Gross Pay x Average # of Hours Worked Per Week x 52 Weeks / 12 months. Information provided on the paystubs is insufficient  to appropriately calculate income, thus verification of average hours per week must be verified by employer. B1 returned from an extended leave of absence < 60 days prior to closing. Employer to confirm average hours of work per week has not changed since returning from the leave of absence.  CRED 0082 Exception Remains;

												10/19/2022 - "HOURLY IS ON PAYSTUBS SUPPORTED BY YEAR TO DATE AND 2021 AND 2020 W2S. JOBS ARE PART TIME AND MOST CONVERSATIVE APPROACH WAS USED IN CALCULATIONS WORKSHEETS ATTACHED". Included are post-consummation dated paystubs for B1 IHSS. ** No exception cleared. Qualifying income calculation does not adhere to xxxxxx requirements of Hourly Gross Pay x Average # of Hours Worked Per Week x 52 Weeks / 12 months. Information provided on the paystubs is insufficient to appropriately calculate income, thus verification of average hours per week must be verified by employer. B1 returned from an extended leave of absence < 60 days prior to closing. Employer to confirm average hours of work per week has not changed since returning from the leave of absence. CRED 0082 Exception Remains;	Client: Investor Acknowledged Exception for use of borrowers LOE providing leave of absence dates (Returned June 2022) in lieu of employer confirmation and use of qualifying income supported by YTD average with return to work date provided by the borrower in lieu of obtaining average hours worked from the employer.	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787041	xxxxxx	xxxxxx	Credit	Missing Employment doc (VOE)	xxxxxx	2	1) B1 VVOE completed for xxxxxx references Work# report, however, the Work# is blank (pg 328).

2) SOS reflects a suspended status with an inactive date of xxxxxx for B3 self-employment business, xxxxxx LOX in file is not signed by the borrower (pg 3). Statement of Information filed xxxxxx > 30 days prior to closing. Business license search is not dated and does not provide the issuance or expiration date (pg 334). Missing pre-closing verification of self-employment confirming active business status.

Added 10/19/2021 - B1 VOE,xxxxxx confirms employment since xxxxxx (pg 329,331), however, 2020/2021 W2's provided in file. Employment dates to be satisfactorily addressed. Lender guide requirement of 2 years history with 3 years continuance not met. **CLEARED 11/10 - Hire Date Confirmed xxxxxx pg 299 Refer to xxxxxx 0001 for employment gap > 6 mos.	Verified credit history - Primary Wage earner middle credit score 716 > 680 Minimum Required.; Low DTI - 43.46% DTI w/a max allowed of 12%.	11/7/2022 - Recd response from lender, "Requesting an updated VOE from the employer to confirm the start date vs. "return to work" date as it appears there is some confusion regarding this item for some reason- the borrower was originally hired on
xxxxxx and had a leave of absence due to being pregnant (a common and reasonable excuse for time off) and returned to work on xxxxxx." ** Exception is overridden to EV2; Hire Date Confirmed xxxxxx pg 299. Refer to xxxxxx 0001 for employment gap > 6 mos. Part 1 of the exception cleared xxxxxx with Work# for B1 completed at closing. Part 2 of the exception was partially overridden to EV2 with the post-consummation dated email correspondence from the City confirming B2 self-employment business license is active, which is in support of the online and business license search completed pre-consummation. On xxxxxx, Remaining Part 2 of the exception cleared with the borrower signed copy of the letter of explanation addressing suspended status. CRED 0007 Exception Overridden to EV2;

10/25/2022 (Refer CRED 0082) - Part 2 of the exception is partially cleared with the attached borrower signed copy of the letter of explanation addressing suspended status. **  Part 3 of the exception remains outstanding: B1 employer, xxxxxx, to satisfactory address employment dates; VOE confirms employment since xxxxxx (pg 329,331), however, 2020/2021 W2's provided in file. Lender guide requirement of 2 years history with 3 years continuance not met. CRED 0007 Exception Remains;

10/19/2022 - Part 1 of the exception is cleared with the attached Work# for B1 completed at closing. Part 2 of the exception is partially overridden to EV2 with the attached post-consummation dated email correspondence from the City confirming B2 self-employment business license is active, which is in support of the online and business license search completed pre-consummation. ** SOS suspended status with an inactive date of xxxxxx for B3 to satisfactorily be addressed. In addition, B1 employer, IHSS, to satisfactory address employment dates; VOE confirms employment since xxxxxx (pg 329,331), however, 2020/2021 W2's provided in file. Lender guide requirement of 2 years history with 3 years continuance not met. CRED 0007 Exception Remains;	Mitigated Risk: 11/7/2022 - Recd response from lender, "Requesting an updated VOE from the employer to confirm the start date vs. "return to work" date as it appears there is some confusion regarding this item for some reason- the borrower was originally hired on
													xxxxxx and had a leave of absence due to being pregnant (a common and reasonable excuse for time off) and returned to work on xxxxxx." ** Exception is overridden to EV2; Hire Date Confirmed xxxxxx pg 299. Refer to xxxxxx 0001 for employment gap > 6 mos. Part 1 of the exception cleared xxxxxx with Work# for B1 completed at closing. Part 2 of the exception was partially overridden to EV2 with the post-consummation dated email correspondence from the City confirming B2 self-employment business license is active, which is in support of the online and business license search completed pre-consummation. On xxxxxx, Remaining Part 2 of the exception cleared with the borrower signed copy of the letter of explanation addressing suspended status. CRED 0007 Exception Overridden to EV2;	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787041	xxxxxx	xxxxxx	Credit	Title Policy - Schedule B Exception	xxxxxx	1	Schedule B does not insure against the following: Subdivision Improvement Agreement, SIA Assignment Agreement, Reimbursement Assignment Agreements, Assignment and Assumption Agreements, Amended and Restated Affordable Housing Agreement, Assessments for community facilities.

									Property is not indicated to be PUD.	10/27/2022	Verified credit history - Primary Wage earner middle credit score 716 > 680 Minimum Required.; Low DTI - 43.46% DTI w/a max allowed of 12%.	10/25/2022 - Exception is cleared with the attached email correspondence from title confirming that the items do not affect the first priority lien. TITL 0014 Exception Cleared;	10/25/2022 - Exception is cleared with the attached email correspondence from title confirming that the items do not affect the first priority lien. TITL 0014 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787041	xxxxxx	xxxxxx	Credit	Underwriting Loan Approval is Deficient	xxxxxx	1	Missing lender UW Decision / Loan Approval; Only 1008 provided.	10/27/2022	Verified credit history - Primary Wage earner middle credit score 716 > 680 Minimum Required.; Low DTI - 43.46% DTI w/a max allowed of 12%.	10/25/2022 - Exception is cleared with the attached UW Decision; Approval Expired xxxxxx, which is after the Note date. APRV 0010 Exception Cleared;

10/19/2022 - Recd the same UW decision previously provided. Loan approval expired xxxxxx prior to closing. APRV 0010 Exception Remains;

												10/12/2022 - Exception is partially cleared with the attached UW Decision. ** Note Date xxxxxx is after the Approval Expiration Date of xxxxxx. APRV 0010 Exception Remains;	10/25/2022 - Exception is cleared with the attached UW Decision; Approval Expired xxxxxx, which is after the Note date. APRV 0010 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787041	xxxxxx	xxxxxx	Credit	Insufficient Verified Reserves (Number of Months)	xxxxxx	1	5 months verified PITI reserves < 6 required.

$49,999.77 xxxxxx xxxxxx
$94,000.00 xxxxxx xxxxxx (Business)
$20,000.00 EMD
Total Verified Assets $163,999.77 - Cash to Close $126,421.01 = $37,578.76 Verified Reserves
6 x $7,355.75 = $44,134.50	12/20/2022	Verified credit history - Primary Wage earner middle credit score 716 > 680 Minimum Required.; Low DTI - 43.46% DTI w/a max allowed of 12%.	12/16/2022 - Exception is cleared with the attached updated 1008/1003 to include the use of business funds to satisfy cash to close; 6 month reserve requirement met. CRED 0017 Exception Cleared;

11/29/2022 - Attached documentation corresponds to CRED 0082 Exception. CRED 0017 Exception Remains;

11/7/2022 - Recd response from lender,

B1 Assets: 44,999.77

B3 Assets: $106,000

Total Assets: 150,999.77

Total Verified Assets: $150,999.77 – Funds to Close/Required Reserves $150,074.04 = $925.73 leftover updated 1008 uploaded to reflect the updated assets used for B3 to cover the original shortage of funds as there are still significant funds available for closing/required reserves in the account per the information above." ** Missing updated 1008/1003 including $106,000 from business account for cash to close and reserves. CRED 0017 Exception Remains;

													12/16/2022 - Exception is cleared with the attached updated 1008/1003 to include the use of business funds to satisfy cash to close; 6 month reserve requirement met. CRED 0017 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787041	xxxxxx	xxxxxx	Credit	Guideline Exception(s)	xxxxxx	2	B1 experienced an extended leave of absence from xxxxxx. Per lender guide, Extended Absence - Must be employed for at least 6 months when returning from an extended absence (defined as 6 months). Borrower returned to work 6/2022 < 60 days from closing on xxxxxx.	Verified credit history - Primary Wage earner middle credit score 716 > 680 Minimum Required.; Low DTI - 43.46% DTI w/a max allowed of 12%.	11/10/2022 - Recd response from investor(GS), "We would allow". xxxxxx 0001 Exception Overridden to EV2;

11/7/2022 - "Is an exception available for this item as the borrower was on xxxxxx and should not be penalized for that?". ** No exception cleared. Escalated to investor for review. xxxxxx 0001 Exception Remains;

													Client: 11/10/2022 - Recd response from investor(GS), "We would allow". xxxxxx 0001 Exception Overridden to EV2;	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787099	xxxxxx	xxxxxx	Property	Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1.	xxxxxx	2	Seller, xxxxxx, as per the Purchase Contract (pg 562).

Seller, xxxxxx, as per Seller CD (pg 199).

Seller, xxxxxx, as per buyer CD (pg 193).

Seller, xxxxxx, as per Appraisal (pg 37).

Most recent Title Commitment lists current vesting in xxxxxx (pg 585), however, preliminary opinion lists xxxxxx and xxxxxx as owners. No Deed provided transferring ownership from xxxxxx and xxxxxx to xxxxxx (pg 595). Discrepancy is to be satisfactorily addressed.

NOTE: Closing instructions lists xxxxxx as seller (REF CRED 0101 Stip xxxxxx	Low DTI - 25.79% DTI < 50%; Verified reserves - 25.54 mths verified reserves w/a minimum requirement of 6.	11/28/2022 - "At the time of the appraisal, the seller with the county was xxxxxx. Please see attached Deeds showing ownership was transferred to xxxxxx February 2022. However, this Deed was recorded in the wrong county and was not corrected until it was discovered during the purchase process. The Deeds were recorded on xxxxxx in the correct county prior to closing for this loan." ** Agree, attached confirms warranty deed to xxxxxx was not recorded until xxxxxx, which is after the appraisal date, thus appraisal was correct at the time of completion. Included is a copy of the corrected CD. PCCD issued > 60 days from consummation, however, the investor loan is exempt. Additionally, Closing Information is outside of scope, as per SFIG 3.0. Exception Overridden to EV2;

10/28/2022 - Recd Warranty Deeds transferring ownership fromn xxxxxx to xxxxxx on xxxxxx (pg 24). Included is the Warranty Deed transferring ownership from xxxxxx and xxxxxx to xxxxxx on xxxxxx (pg 27). Non-Warranty Deed transferring ownership from xxxxxx to xxxxxx and xxxxxx on xxxxxx also provided (pg 34). ** No exception cleared. Missing updated appraisal and settlement statement reflecting correct seller name, xxxxxx APPR 0010 Exception Remains;	Mitigated Risk: 11/28/2022 - "At the time of the appraisal, the seller with the county was xxxxxx. Please see attached Deeds showing ownership was transferred to xxxxxx. However, this Deed was recorded in the wrong county and was not corrected until it was discovered during the purchase process. The Deeds were recorded on xxxxxx in the correct county prior to closing for this loan." ** Agree, attached confirms warranty deed to xxxxxx was not recorded until xxxxxx, which is after the appraisal date, thus appraisal was correct at the time of completion. Included is a copy of the corrected CD. PCCD issued > 60 days from consummation, however, the investor loan is exempt. Additionally, Closing Information is outside of scope, as per SFIG 3.0. Exception Overridden to EV2;

														C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787099	xxxxxx	xxxxxx	Credit	Missing Source of Funds	xxxxxx	1	Missing Final CD / Settlement Statement, xxxxxx, to fully source funds to close and support the exclusion of the Mortgage liability (pg 148).	10/17/2022	Low DTI - 25.79% DTI < 50%; Verified reserves - 25.54 mths verified reserves w/a minimum requirement of 6.	10/13/2022 - Exception is cleared with the attached Settlement Statement; not marked estimate and is signed by the settlement agent. CRED 0108 Exception Cleared;	10/13/2022 - Exception is cleared with the attached Settlement Statement; not marked estimate and is signed by the settlement agent. CRED 0108 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787099	xxxxxx	xxxxxx	Credit	Missing proof of PITI payment on non-subject property	xxxxxx	1	Missing Final CD's for concurrent purchase transactions: xxxxxx ( xxxxxx) xxxxxx ( xxxxxx)	10/17/2022	Low DTI - 25.79% DTI < 50%; Verified reserves - 25.54 mths verified reserves w/a minimum requirement of 6.	10/13/2022 - Exception is cleared with the attached copies of the CD's for concurrent transactions. CRED 0096 Exception Cleared;	10/13/2022 - Exception is cleared with the attached copies of the CD's for concurrent transactions. CRED 0096 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787099	xxxxxx	xxxxxx	Credit	Insufficient verified additional reserves	xxxxxx	1	3pk loan requires 6 mos reserves for each property totaling $46,470.33. Documented assets in file are sufficient to cover 6 mos reserve requirement for subject property. Missing is copy of gift funds from primary purchase, xxxxxx, of $42,000 to evidence sufficient assets to satisfy cash to close / reserve requirements for all 3 loans.	10/20/2022	Low DTI - 25.79% DTI < 50%; Verified reserves - 25.54 mths verified reserves w/a minimum requirement of 6.	10/18/2022 - Exception is cleared with the attached gift letters, incoming wire notifications, and CD for purchase transaction disclosing gift funds in the Summaries of Transactions Section L. CRED 0101 Exception Cleared;

												10/13/2022 - Attached gift letter, xxxxxx, in the amount of $21000, transaction history, xxxxxx, xxxxxx showing outgoing wire in the amount of $21,000, outgoing wire transaction from xxxxxx in the amount of $21,000, and outgoing wire order from xxxxxx in the amount of $21,000 to title is insufficient to satisfy the exception. ** Missing gift letter in the amount of $21,000 from donor, xxxxxx with evidence of receipt from title. Outgoing wire transfer detail for acct xxxxxx does not provide the account holders name, thus unable to confirm donor. Also missing is evidence of receipt from title for the $21,000 from xxxxxx. Additionally, CD, xxxxxx (REF CRED 0096 Stip 10/19) does not disclose any gift funds for the transaction. CRED 0101 Exception Remains;	10/18/2022 - Exception is cleared with the attached gift letters, incoming wire notifications, and CD for purchase transaction disclosing gift funds in the Summaries of Transactions Section L. CRED 0101 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787099	xxxxxx	xxxxxx	Compliance	File Documentation is Incomplete	xxxxxx	1	Missing closing instructions for subject transaction.	10/17/2022	Low DTI - 25.79% DTI < 50%; Verified reserves - 25.54 mths verified reserves w/a minimum requirement of 6.	10/13/2022 - Exception is cleared with the attached copy of the closing instructions for subject transaction. COMP 0047 Exception Cleared;	10/13/2022 - Exception is cleared with the attached copy of the closing instructions for subject transaction. COMP 0047 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787087	xxxxxx	xxxxxx	Credit	Missing Employment doc (VVOE)	xxxxxx	1	CPA letter in file is not dated (pg 609), thus unable to confirm the letter was completed within 30 days from closing on xxxxxx.	11/01/2022	Verified credit history - Middle credit score 752 with no history of delinquency reported.; Low DTI - 18.69% DTI < 50% maximum allowed.	10/27/2022 - Exception is cleared with the attached pre-consummation date VVOE completed with the CPA within 10 days of closing. CRED 0006 Exception Cleared;

												10/27/2022 - Attached email correspondence evidences that the CPA letter was received on xxxxxx, which is > 30 days prior to closing. ** No exception cleared. Post-consummation dated confirmation of active employment status from CPA can be accepted in support of the pre-consummation dated letter to override to EV2. CRED 0006 Exception Remains;	10/27/2022 - Exception is cleared with the attached pre-consummation dated VVOE completed with the CPA within 10 days of closing. CRED 0006 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787087	xxxxxx	xxxxxx	Property	HPML Appraisal Requirements are Not Met	xxxxxx	1	Appraisal is missing appraiser comments confirming appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations.	11/01/2022	Verified credit history - Middle credit score 752 with no history of delinquency reported.; Low DTI - 18.69% DTI < 50% maximum allowed.	11/1/2022 - Exception is cleared with the attached amended appraisal; appraiser noted that the report was prepared in accordance with Title XI of FIRREA (pg 13 of 34). APPR 0044 Exception Cleared;

												10/26/2022 - "Appraisers comment highlighted on page 4." ** No exception cleared. Appraiser comments do not explicitly state that the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. APPR 0044 Exception Remains;	11/1/2022 - Exception is cleared with the attached amended appraisal; appraiser noted that the report was prepared in accordance with Title XI of FIRREA. APPR 0044 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787087	xxxxxx	xxxxxx	Compliance	File Documentation is Incomplete	xxxxxx	1	Missing closing intructions.	11/01/2022	Verified credit history - Middle credit score 752 with no history of delinquency reported.; Low DTI - 18.69% DTI < 50% maximum allowed.	11/01/2022 - Exception is cleared with the attached copy of the lenders closing instructions. COMP 0047 Exception Cleared;

												10/26/2022 - Exception is partially cleared with the attached copy of the lenders closing instructions. Missing pgs 2-6. COMP 0047 Exception Remains;	11/01/2022 - Exception is cleared with the attached copy of the lenders closing instructions. COMP 0047 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787067	xxxxxx	xxxxxx	Credit	Missing Prior Housing Payment	xxxxxx	1	Missing rent free letter from non-borrowing spouse, xxxxxx.	12/22/2022	Verified credit history - Middle credit score 773 with no history of delinquency reported.	12/22/2022 - Exception is cleared with the attached rent free letter from non-borrowing spouse. APP 0023 Exception Cleared;

												12/1/2022 - "Please find attached lease agreement. Only xxxxxx is responsible for rent." Included is a copy of the lease agreement in xxxxxx name. ** No exception cleared. Missing rent free letter confirming Borrower is living rent free; rent is paid from borrowers joint account with non-borrowing spouse. APP 0023 Exception Remains;	12/22/2022 - Exception is cleared with the attached rent free letter from non-borrowing spouse. APP 0023 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787067	xxxxxx	xxxxxx	Credit	Questionable Occupancy	xxxxxx	1	Missing Occupancy Affidavit signed at closing.	01/09/2023	Verified credit history - Middle credit score 773 with no history of delinquency reported.	1/9/2023 - Recd lender signed attestation on company letterhead, "xxxxxx does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, xxxxxx adheres to the xxxxxx guides for undisclosed debt, as well as uses a debt monitoring service." ** Loan Quality Initiative Disclosure, which includes the Occupancy Affidavit, previously provided on xxxxxx and executed at application confirms owner occupancy. COMP 0015 Exception Cleared;

11/28/2022 - "Occupancy affidavit, second part of form.". ** Agree, the issue is that the file was submitted for review without a complete copy of the closing package that was signed at closing (REFER TO COMP 0047). The attached form is from the initial disclosure package.  Typically, an occupancy affidavit, or similar (e.g. attached), would be signed again at closing. Missing is the occupancy affidavit that was signed at closing. CRED 0015 Exception Remains;

												11/10/2022 - Recd loan quality initiative disclosure from the initial disclosure package. Missing is a copy of the occupancy affidavit signed at closing. CRED 0015 Exception Remains;	1/9/2023 - Recd lender signed attestation on company letterhead, "xxxxxx does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, xxxxxx adheres to the xxxxxx guides for undisclosed debt, as well as uses a debt monitoring service." ** Loan Quality Initiative Disclosure, which includes the Occupancy Affidavit, previously provided on xxxxxx and executed at application confirms owner occupancy. COMP 0015 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787067	xxxxxx	xxxxxx	Compliance	LE / CD Re-Disclosure Made Post-Consummation	xxxxxx	2	PCCD xxxxxx issued to correct Real Estate Agent Address and License ID (pg 257).		Verified credit history - Middle credit score 773 with no history of delinquency reported.		Mitigated Risk: Initial Grade - EV2	C	B	C	B	B	B	C	B	C	B
xxxxxx	xxxxxx	787067	xxxxxx	xxxxxx	Property	HPML Appraisal Requirements are Not Met	xxxxxx	1	Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.	11/16/2022	Verified credit history - Middle credit score 773 with no history of delinquency reported.	11/15/2022 - Exception is cleared with the attached updated appraisal report; appraiser comments, "The appraisal was prepared in accordance with Title XI and any implementing regulations". APPR 0044 Exception Cleared;	11/15/2022 - Exception is cleared with the attached updated appraisal report; appraiser comments, "The appraisal was prepared in accordance with Title XI and any implementing regulations". APPR 0044 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787067	xxxxxx	xxxxxx	Compliance	File Documentation is Incomplete	xxxxxx	1	Missing complete copy of closing package signed at closing to include lenders closing instructions and all disclosures; loan file only contains the following:

Note

Mortgage

First Payment Letter

IEADS

Tax Information Sheet

4506-C

W-9

Signature/Name Affidavit

Patriot Act Disclosure

01/09/2023	Verified credit history - Middle credit score 773 with no history of delinquency reported.	1/9/2023 - Recd lender signed attestation on company letterhead, "xxxxxx xxxxxx does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, xxxxxx Mortgage adheres to the xxxxxx guides for undisclosed debt, as well as uses a debt monitoring service." COMP 0047 Exception Cleared;

12/8/2022 - Recd Taxpayer Consent Form and Hazard Insurance Authorization, Requirements and Disclosure. ** No exception cleared. Missing affidavit of occupancy, ECOA Notice, Hazard Insurance Endorsement Letter, Privacy Disclosure, Notice for Furnishing Negative Information,  and the Undisclosed Debt Acknowledgement provided/signed at closing. COMP 0047 Exception Remains;

11/28/2022 - Recd 34 pages of documents:
Closing Instructions pg 2
Address Affidavit pg 10 - No Address Provided
Amortization Schedule pg 11
Borrowers Certification & Authorization pg 17
Errors and Omissions/Compliance Agreement pg 18
SS Verification Authorization pg 19,30
Credit Score Disclosure / Notice to Home Loan Applicant pg 20-26
FACT Act Notice pg 27
Notice of Servicing Transfer pg 28
Consent to Communicate pg 31
Employment Attestation pg 32
Covid-19 Attestation pg 33
Hazard Insurance Authorization pg 34
** No exception cleared. Missing is the complete copy of the closing package signed at closing, to include the following documentation, as applicable, and any lender/state required disclosures. Address Affidavit pg 2 of the attached does not list the address.

Affidavit of Occupancy
Borrower Consent To The Use Of Tax Return Info/Taxpayer Consent
ECOA
Hazard Insurance Endorsement Letter
Privacy Policy
Undisclosed Debt Acknowledgment
COMP 0047 Exception Remains;

11/10/2022 - Recd 47 pages of documents:
Note pg 1
Deed pg 4
Mortgage pg 7
First Payment Letter pg 27
4506-C
Taxpayer Consent pg 34**Initial
W-9 pg 36
Patriot Act pg 41
Signature Name/Affidavit pg 43
Tax Information Sheet pg 47
** No exception cleared. Missing is the complete copy of the closing package signed at closing, to include the following documentation, as applicable, and any lender/state required disclosures.

Closing Instructions / Documents
Acknowledgment(s)
Affidavit of Occupancy
Allonge
Amortization Schedule
Anti-Money Laundering & BSA Compliance
Borrower Certification & Authorization
Borrower Consent To The Use Of Tax Return Info
Certificate of Loans to One Borrower
Compliance Agreement
Credit Score Disclosure
ECOA
Escrow Waiver
Errors & Omissions
Financial Status Affidavit
Flood Hazard Determination
Hazard Insurance Authorization & Requirements
Hazard Insurance Endorsement Letter
HOEPA/HUMDA Information
Initial Escrow Account Disclosure
Invoice
Limited POA Correction Agreement
Mortgage / Deed of Trust
Note
Notice of Servicing Transfer
Notice of Furnishing Negative Info
Privacy Policy
Occupancy Affidavit
Undisclosed Debt Acknowledgment
COMP 0047 Exception Remains;

1/9/2023 - Recd lender signed attestation on company letterhead, "xxxxxx does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, xxxxxx adheres to the xxxxxx guides for undisclosed debt, as well as uses a debt monitoring service." COMP 0047 Exception Cleared;
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xxxxxx	xxxxxx	787067	xxxxxx	xxxxxx	Credit	Underwriting Loan Approval is Deficient	xxxxxx	1	1) Missing lenders final loan approval; conditions sheet dated xxxxxx does not provide final loan amount or appraised value/purchase price (pg 827). 2) Missing business bank statement calculator.	01/09/2023	Verified credit history - Middle credit score 773 with no history of delinquency reported.	1/9/2023 - Exception is cleared with the attached bank statement calculator. Part 1 of the exception previously cleared on xxxxxx. APRV 0010 Exception Cleared;

11/28/2022 - Attached ATR Worksheet is insufficient to satisfy the exception. Missing is the bank statement calculator used to calculate the qualifying income. APRV 0010 Exception Remains;

												11/14/2022 - Exception is partially cleared with the attached lender approval. Asset analysis is insufficient to satisfy Part 2 of the exception. Missing is lenders bank statement calculator used to calculate the qualifying income. APRV 0010 Exception Remains;	1/9/2023 - Exception is cleared with the attached bank statement calculator. Part 1 of the exception previously cleared on xxxxxx. APRV 0010 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Compliance	Residency documentation is missing or incomplete	xxxxxx	1	Missing permanent resident card.	12/19/2022	Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.		12/16/22 Copy of Permanent Resident card received. Card expires xxxxxx.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Credit	Underwriting Loan Approval is Deficient	xxxxxx	1	Missing lender approval/UW decision; only 1008 and income calc provided.	12/19/2022	Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.		12/16/22 Lender loan approval received.	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Credit	Unacceptable Credit History	xxxxxx	2	Borrower does not meet minimum 2 tradeline rated 12 mos and active in the past 24 months. Per lender guide, current housing not reporting on credit can be considered an open tradeline if supported by bank records. Canceled checks not provided. Investor acknowledged exception in file to use VOR/Lease pg 501		Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.		Client: Investor acknowledged exception provided in file to use VOR/Lease pg 501	C	B	C	B	B	B	C	B	C	B
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	xxxxxx	2	Missing post-consummation CD issued xxxxxx, as per disclosure tracking (pg 684).

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxxxx: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxxxx: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.	1/4/2023 - Exception for post-close re-disclosure is overridden to EV2 with copy of PCCD and disclosure tracking evidencing delivery to borrower completed within 30 days of consummation (Stip 12/20); Settlement Fee $850 moved from Section B to Section C, Property Taxes Due xxxxxx moved from Section H to Section F, and Seller Paid Discharge $150/FedEx $50/Overnight $50 Fees were added to Section H, corrections deemed immaterial. 0% tolerance violation cleared with resubmission. TRID 0195 Exception Overridden to EV2;

12/30/2022 - Recd PCCD. ** No exception cleared. Missing cover letter to borrower addressing the reason for re-disclosure. TRID 00195 Exception Remains;

												12/20/2022 - Exception can be overridden to EV2 with the attached post-consummation dated CD and disclosure tracking upon receipt of the cover letter to borrower addressing the reason for re-disclosure. Increase due to LE rounding noted in the original exception is deemed acceptable. TRID 00195 Exception Remains;	Mitigated Risk: 1/4/2023 - Exception for post-close re-disclosure is overridden to EV2 with copy of PCCD and disclosure tracking evidencing delivery to borrower completed within 30 days of consummation (Stip 12/20); Settlement Fee $850 moved from Section B to Section C, Property Taxes Due xxxxxx moved from Section H to Section F, and Seller Paid Discharge $150/FedEx $50/Overnight $50 Fees were added to Section H, corrections deemed immaterial. 0% tolerance violation cleared with resubmission. TRID 0195 Exception Overridden to EV2;	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	xxxxxx	1	Missing evidence of delivery of the latest issued LE dated xxxxxx; timing requirement not met with xxxxxx Mailbox Rule Applied.

A revised Loan Estimate was provided on (xxxxxx) via (xxxxxx). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of (xxxxxx). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on xxxxxx, which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (xxxxxx). (12 CFR 1026.19(e)(4)(ii))

									A revised Loan Estimate was provided on (xxxxxx) via (xxxxxx). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of xxxxxx. Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (xxxxxx), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (xxxxxx). (12 CFR 1026.19(e)(4)(ii))	12/22/2022	Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.	12/20/2022 - Exception is cleared with the attached disclosure tracking that evidences delivery of the latest issued LE to borrower on the issuance date. TRID 0023 Exception Cleared;	12/20/2022 - Exception is cleared with the attached disclosure tracking that evidences delivery of the latest issued LE to borrower on the issuance date. TRID 0023 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Property	HPML Appraisal Requirements are Not Met	xxxxxx	1	Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.	12/22/2022	Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.	12/21/2022 - Exception is cleared with the attached updated appraisal; appraiser certified the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. APPR 0044 Exception Cleared;	12/21/2022 - Exception is cleared with the attached updated appraisal; appraiser certified the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. APPR 0044 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Credit	Fraud report alerts have not been addressed	xxxxxx	1	Missing letter of explanation used to address fraud finding #1507 pg 454.	12/22/2022	Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.	12/20/2022 - Exception is cleared with the attached borrower signed letter of explanation. FRAUD 0001 Exception Cleared;	12/20/2022 - Exception is cleared with the attached borrower signed letter of explanation. FRAUD 0001 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Credit	Missing evidence of Hazard Insurance	xxxxxx	1	Missing hazard insurance declaration page; only binder with expiry of xxxxxx provided in file.	12/28/2022	Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.	12/28/2022 - Exception is cleared with the attached homeowners declaration page. HAZ 0005 Exception Cleared;	12/28/2022 - Exception is cleared with the attached homeowners declaration page. HAZ 0005 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Credit	Income Documentation is Insufficient	xxxxxx	1	Missing evidence of ownership, xxxxxx and xxxxxx; no CPA letter or operating agreement provided in file, as required per lender guide.	12/30/2022	Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.	12/29/2022 - Exception is cleared with the attached tax preparer letter confirming 100% ownership. CRED 0082 Exception Cleared;	12/29/2022 - Exception is cleared with the attached tax preparer letter confirming 100% ownership. CRED 0082 Exception Cleared;	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Credit	Guideline Exception(s)	xxxxxx	2	8 mos SE, xxxxxx < 24 mos required. 24+ months verified with original SE business, xxxxxx. Investor acknowledged exception in file pg 501.		Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.		Client: Investor acknowledged exception in file pg 501.	C	B	C	B	B	B	C	B	C	B
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Credit	Income Calculation Discrepancy	xxxxxx	2	Blended bank statements used for qualifying; 2 different business names and 3 accounts due to business name change and fraud not permitted. Investor approved exception provided in file pg 501.		Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.		Client: Investor acknowledged exception provided in file pg 501.	C	B	C	B	B	B	C	B	C	B
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	xxxxxx	1
									The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on xxxxxx: Documentary Tax Stamps/Transfer Tax - City/County. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).	01/04/2023	Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.		Duplicate of 0195	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	787096	xxxxxx	xxxxxx	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	xxxxxx	1

									The total amount of 10% category fees ($1,119.00) increased by more than 10% from the amount disclosed on the Loan Estimate sent on xxxxxx, ($1,002.00). The total amount of fees in this category cannot exceed ($1,102.20) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)).	01/04/2023	Low DTI - 20.96% DTI < 50%.; Verified reserves - 19.8 mths verified reserves w/a minimum requirement of 6.		Duplicate of 124	C	A	C	A	C	A	C	A	C	A